Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Net loss	$ (354)	$ (1)	$ (1,580)	$ (2,141)
Unrealized holding gains arising during the period:
Unrealized net gains	77	546	287	1,648
Related income tax expense	(30)	(211)	(107)	(635)
Net unrealized gains	47	335	180	1,013
Less: reclassification adjustment for net gains realized during the period
Realized net gains			141	104
Related income tax expense			(51)	(38)
Net realized gains			90	67
Other comprehensive income	47	335	90	946
Comprehensive loss	$ (307)	$ (334)	$ (1,490)	$ (1,195)